UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway, 43rd Floor,
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2013

Date of Reporting Period:	January 31, 2013

Item 1. Schedule of Investments

PIMCO Municipal Income Fund

January 31, 2013 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.8%
	Alabama—0.5%
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
$250	5.50%, 1/1/28	$251,905
885	5.50%, 1/1/43	873,442
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	1,393,159

		2,518,506

	Alaska—0.8%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	3,921,207
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36 (b)(f)	405,000

		4,326,207

	Arizona—5.1%
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	2,258,506
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	2,712,187
	Maricopa Cnty. Pollution Control Corp. Rev.,
1,500	Southern California Edison Co., 5.00%, 6/1/35, Ser. A	1,677,015
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
750	5.25%, 10/1/40	821,610
4,150	6.375%, 9/1/29	4,161,039
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	5,726,550
9,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	10,544,120

		27,901,027

	Arkansas—0.3%
	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project,
5,500	zero coupon, 7/1/36 (AMBAC)	1,803,670

	California—12.6%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
2,875	5.00%, 10/1/34	3,221,725
3,255	5.00%, 10/1/42	3,614,873
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	3,515,820
1,500	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	1,422,675
	Health Facs. Financing Auth. Rev.,
2,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,326,980
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,776,780
5,300	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	6,065,161
2,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	2,175,180
2,000	M-S-R Energy Auth. Rev., 6.125%, 11/1/29, Ser. C	2,531,760
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	4,619,178
1,525	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,810,785
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	5,610,800
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,797,424
	State, GO,
700	5.00%, 11/1/32	784,371
1,200	5.00%, 6/1/37	1,315,944
2,300	5.125%, 8/1/36	2,619,240
1,250	5.25%, 3/1/38	1,417,238
1,900	5.25%, 11/1/40	2,220,340
500	5.50%, 3/1/40	589,220
3,200	6.00%, 4/1/38	3,835,200
	Statewide Communities Dev. Auth. Rev.,
690	California Baptist Univ., 6.50%, 11/1/21	818,913
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	935,592
2,310	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	2,890,064
8,485	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	10,393,361
2,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	1,102,000

		69,410,624

	Colorado—1.2%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	386,710
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	502,196
2,500	Health Facs. Auth. Rev., Catholic Health Initiatives, 5.00%, 2/1/41, Ser. A	2,768,550
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	681,940
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	454,136
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	1,754,520

		6,548,052

PIMCO Municipal Income Fund

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Connecticut—1.5%
	State Health & Educational Fac. Auth. Rev.,
$5,000	Hartford Healthcare, 5.00%, 7/1/41, Ser. A	$5,361,150
2,500	Stamford Hospital, 5.00%, 7/1/42, Ser. J	2,727,050

		8,088,200

	District of Columbia—1.1%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	2,837,075
3,390	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	3,484,412

		6,321,487

	Florida—2.2%
	Beacon Lakes Community Dev. Dist., Special Assessment,
790	6.00%, 5/1/38, Ser. A	802,292
	Broward Cnty. Water & Sewer Utility Rev.,
4,000	5.25%, 10/1/34, Ser. A (i)	4,727,000
300	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	340,980
500	Lee Cnty. Industrial Dev. Auth. Rev., Lee Community Charter Foundation, 5.375%, 6/15/37, Ser. A	507,625
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	1,409,438
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	4,505,748

		12,293,083

	Georgia—0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,302,576

	Illinois—2.6%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (i)	5,483,500
	Finance Auth. Rev.,
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	491,948
190	Univ. of Chicago, 5.25%, 7/1/41, Ser. 05-A	190,188
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	5,980,100
1,900	Springfield Electric Rev., 5.00%, 3/1/36	1,991,732

		14,137,468

	Indiana—1.6%
	Finance Auth. Rev.,
3,000	5.00%, 6/1/32, Ser. A	3,250,800
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,726,320
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	1,185,600
1,900	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	2,484,896

		8,647,616

	Iowa—1.8%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	4,318,652
3,500	Edgewater LLC Project, 6.75%, 11/15/37	3,737,195
1,500	Edgewater LLC Project, 6.75%, 11/15/42	1,596,435

		9,652,282

	Kansas—0.4%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	1,160,820
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	580,000
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	656,032

		2,396,852

	Kentucky—0.4%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,205,740
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,045,060

		2,250,800

	Louisiana—5.6%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
1,680	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA) (b)	1,885,834
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	478,912
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	854,632
2,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 6.50%, 5/15/37	2,439,080
24,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	24,970,478

		30,628,936

	Maryland—0.4%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	1,710,120
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	748,261

		2,458,381

PIMCO Municipal Income Fund

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Massachusetts—0.5%
	Dev. Finance Agcy. Rev.,
$750	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	$863,932
	Linden Ponds, Inc. Fac.,
103	zero coupon, 11/15/56, Ser. B (b)	1,475
21	5.50%, 11/15/46, Ser. A-2 (b)	13,963
388	6.25%, 11/15/39, Ser. A-1	300,813
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,749,915

		2,930,098

	Michigan—2.2%
5,000	Detroit Water and Sewerage Dept. Rev., 5.25%, 7/1/39, Ser. A	5,457,050
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,909,230
5,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	4,767,650

		12,133,930

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	95,427
100	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	103,154
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	1,695,795
	Washington Cnty. Housing & Redev. Auth. Rev.,
500	Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	508,865

		2,403,241

	Missouri—0.3%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	1,077,490
475	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	507,899

		1,585,389

	Nevada—3.9%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	5,443,050
5,230	4.75%, 11/1/35 (FGIC-NPFGC) (i)	5,538,466
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	10,669,531

		21,651,047

	New Jersey—8.8%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	18,742,709
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	2,356,200
	Health Care Facs. Financing Auth. Rev.,
500	AHS Hospital Corp., 6.00%, 7/1/37	618,660
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,247,580
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
6,600	4.75%, 6/1/34	5,898,750
12,000	5.00%, 6/1/41	10,825,320
7,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	7,776,580

		48,465,799

	New Mexico—1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,121,530
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	6,906,688

		8,028,218

	New York—12.0%
15,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	17,557,780
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	8,963,025
3,000	5.50%, 10/1/37	3,722,820
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,410,250
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	2,764,188
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	3,436,560
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,354,100
10,000	4 World Trade Center Project, 5.00%, 11/15/44	11,156,700
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	3,997,175

		66,362,598

	North Carolina—0.3%
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	1,537,665

	Ohio—2.0%
	American Municipal Power, Inc. Rev.,
2,000	Fremont Energy Center Project, 5.00%, 2/15/42	2,214,160
4,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	3,843,530
	Hamilton Cnty. Healthcare Rev.,
3,000	Christ Hospital Project, 5.00%, 6/1/42	3,253,230
	Higher Educational Fac. Commission Rev., Univ.
500	Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	561,540
500	JobsOhio Beverage System Rev., 5.00%, 1/1/38, Ser. A (e)	570,400
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	552,705

		10,995,565

PIMCO Municipal Income Fund

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oregon—0.6%
$2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	$2,370,780
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	665,454

		3,036,234

	Pennsylvania—5.5%
3,500	Berks Cnty. Municipal Auth. Rev., 5.00%, 11/1/40, Ser. A Reading Hospital Medical Center	3,867,535
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	5,555,050
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (f)	1,580,300
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	566,265
350	Thomas Jefferson Univ., 5.00%, 3/1/40	385,392
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	807,780
85	6.375%, 7/1/30	91,476
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	1,224,663
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	7,769,020
5,000	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., 5.625%, 7/1/36, Ser. A	5,483,550
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	559,020
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	2,154,100

		30,044,151

	Puerto Rico—0.6%
3,000	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	3,210,570

	Rhode Island—4.4%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	24,515,190

	South Carolina—0.5%
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	465,579
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	2,464,418

		2,929,997

	Tennessee—2.2%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(d)(f)(j) (acquisition cost-$932,489; purchased 6/29/01)	472,350
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	423,916
5,000	5.00%, 2/1/27, Ser. C	5,646,350
5,000	5.25%, 9/1/24, Ser. A	5,816,250

		12,358,866

	Texas—9.8%
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	1,344,624
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
3,000	Baylor College of Medicine, 5.00%, 11/15/37	3,393,630
	Love Field Airport Modernization Corp. Rev.,
2,000	Southwest Airlines Co. Project, 5.25%, 11/1/40	2,187,140
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	4,659,018
4,200	5.50%, 12/15/38	4,672,038
	North Texas Tollway Auth. Rev.,
2,750	5.00%, 1/1/38	3,002,862
3,000	5.25%, 1/1/44, Ser. C	3,200,280
600	5.50%, 9/1/41, Ser. A	713,622
6,050	5.625%, 1/1/33, Ser. A	6,917,570
600	5.75%, 1/1/33, Ser. F	665,484
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	297,453
	State Public Finance Auth. Charter School Finance Corp. Rev., Ser. A,
400	5.875%, 12/1/36	432,956
2,000	Cosmos Foundation, 5.375%, 2/15/37	2,095,700
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	4,797,360
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
4,500	5.25%, 12/15/23, Ser. A	5,313,375
6,500	6.25%, 12/15/26, Ser. D	8,508,370
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	1,127,120
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	603,100

		53,931,702

	U. S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	525,655

	Utah—1.5%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	8,084,790

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Virginia—0.6%
$1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	$1,146,350
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	2,115,434

		3,261,784

	Washington—1.3%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	812,399
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	306,715
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	2,206,600
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
230	5.25%, 1/1/17	236,893
3,600	5.625%, 1/1/38	3,619,188

		7,181,795

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,289,900

	Wisconsin—0.1%
500	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	588,700

	Total Municipal Bonds & Notes (cost-$470,481,535)	538,738,651

VARIABLE RATE NOTES (a)(d)(g)(h)—2.2%
	Texas—0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.991%, 2/1/17, Ser. 3480	1,330,980
600	JPMorgan Chase Putters/Drivers Trust Rev., 8.51%, 10/1/31, Ser. 3227	857,790

		2,188,770

	Washington—1.8%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.653%, 8/1/28, Ser. 3388	10,022,609

	Total Variable Rate Notes (cost—$8,163,802)	12,211,379

	Total Investments (cost—$478,645,337) (k)—100.0%	$550,950,030

PIMCO Municipal Income Fund

January 31, 2013 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments at January 31, 2013 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	21.8%
Miscellaneous Revenue	11.7
Tobacco Settlement Funded	10.3
Natural Gas Revenue	7.8
College & University Revenue	4.6
Port, Airport & Marina Revenue	4.2
Electric Power & Light Revenue	4.2
Water Revenue	3.7
Miscellaneous Taxes	3.2
Industrial Revenue	3.1
Highway Revenue Tolls	3.0
Sewer Revenue	1.0
Lease (Appropriation)	0.7
Transit Revenue	0.6
Sales Tax Revenue	0.6
Ad Valorem Property Tax	0.5
Tobacco & Liquor Taxes	0.1
Local or Guaranteed Housing	0.1

Total Revenue Bonds		81.2%
General Obligation		14.4
Special Assessment		3.5
Certificates of Participation		0.5
Tax Allocation		0.4

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (“the Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,683,729, representing 2.3% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after January 31, 2013.

(f)	In default.

(g)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2013.

(h)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2013.

(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Restricted. The aggregate acquisition cost of such security is $932,489. The aggregate market value is $472,350, representing 0.1% of total investments.

(k)	At January 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $462,594,204. Gross unrealized appreciation was $76,583,692; gross unrealized depreciation was $3,785,682; and net unrealized appreciation was $72,798,010. The difference between book and tax cost basis was attributable to Inverse Floaters transactions.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at January 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 1/31/13
Investments in Securities - Assets
Municipal Bonds & Notes:
Kansas	$—	$1,816,852	$580,000	$2,396,852
Tennessee	—	11,886,516	472,350	12,358,866
All Other	—	523,982,933	—	523,982,933
Variable Rate Notes	—	12,211,379	—	12,211,379

Total	$—	$549,897,680	$1,052,350	$550,950,030

At January 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended January 31, 2013, was as follows:

	Beginning Balance 4/30/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3**	Ending Balance 1/31/13
Investments in Securities - Assets
Municipal Bonds & Notes:
Alaska	$482,850	—	—	$856	—	$(78,706)	—	$(405,000)	—
Kansas	—	—	—	—	—	—	$580,000	—	580,000
Tennessee	472,350	—	—	—	—	—	—	—	472,350

Totals	$955,200	—	—	$856	—	$(78,706)	$580,000	—	$1,457,350

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2013:

Investments in Securities - Assets	Ending Balance at 1/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Municipal Bonds & Notes:
Kansas	580,000	Third-Party pricing vendor	Stale Pricing	58.00
Tennessee	472,350	Third-Party pricing vendor	Broker Quote	50.25

*	Transferred out of Level 2 into Level 3 because updated information for in evaluated prices provided by third-party pricing vendor was not available.
**	Transferred out of Level 3 into Level 2 because evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at January 31, 2013 was $(78,706).

Glossary:

ACA—insured by American Capital Access Holding Ltd.

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP —Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA —insured by Federal Housing Administration

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: March 22, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: March 22, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2013